Revenue from Contracts with Customers - Changes in Contract Liabilities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue From Contracts With Customers [Abstract]
Balance at January 1	₩ 10,846	₩ 20,074	₩ 22,681
Increase related to micro-transaction and subscription revenue	29,124	66,232	12,017
Increase related to royalties and license fees	14,330		540
Increase related to website and application development contract	4,580	5,038	834
Decrease upon satisfaction of performance obligations - micro-transaction and subscription revenue	(24,980)	(69,507)	(12,409)
Decrease upon satisfaction of performance obligations -royalties and license fees	(15,426)	(5,407)	(3,066)
Decrease due to termination of contract		(413)	(495)
Decrease upon satisfaction of performance obligations	(4,681)	(5,171)	(28)
Balance at December 31	₩ 13,793	₩ 10,846	₩ 20,074